SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Leases [Abstract]
2026	$ 357,321
2027	9,280
2028
Total undiscounted future minimum lease payments	366,601
Less: Amounts representing interest	11,480
Total operating lease liabilities	355,121	$ 687,902
Less: current portion of operating lease liabilities	345,932
Non-current portion of operating lease liabilities	$ 9,189